SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2018	Jun. 30, 2017
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issuing shares		$ 1,282
American Depository Shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	41,611,667
Gross proceeds from issuing shares	$ 25,000
Net proceeds from issuing shares	$ 23,500